Related Party Transactions - Schedule of Transactions with a Related Party (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
An Affiliated Company | Purchases of Storage and Transportation Service
Related Party Transaction [Line Items]
Transactions with related parties			¥ 13,843
An Affiliated Company | Purchases of Inventories and Services
Related Party Transaction [Line Items]
Transactions with related parties	¥ 211,027	¥ 137,476	¥ 24,472
Chief Executive Officer | Sales Of Inventories
Related Party Transaction [Line Items]
Transactions with related parties	¥ 20,113	¥ 11,384